VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2016
VARIABLE INTEREST ENTITIES [Abstract]
VARIABLE INTEREST ENTITIES (VIE)

4.	VARIABLE INTEREST ENTITIES ("VIE")

As of December 31, 2016, we leased six vessels (December 31, 2015: five vessels) from VIEs under finance leases, of which four were with ICBC Finance Leasing Co. Ltd, or ICBCL, entities, one was with a subsidiary of China Merchants Bank Co. Ltd, or CMBL, and one was with CCB Financial Leasing Corporation Limited, or CCBFL. Each of the ICBCL, CMBL and CCBFL entities are wholly-owned, newly formed SPVs.

ICBCL Lessor VIEs
Commencing in October 2014, we sold the Golar Glacier, followed by the remaining three newbuilds (the Golar Kelvin, Golar Snow and Golar Ice) to ICBCL entities in the first quarter of 2015. The vessels were simultaneously leased back on bareboat charters for a term of ten years. We have several options to repurchase the vessels at fixed predetermined amounts during the charter periods with the earliest date from the fifth year anniversary of commencement of the bareboat charter, and an obligation to purchase the assets at the end of the ten year lease period.

CMBL Lessor VIE
In November 2015, we sold the Golar Tundra to a CMBL entity and subsequently leased back the vessel on a bareboat charter for a term of ten years. We have options to repurchase the vessel throughout the charter term at fixed pre-determined amounts, commencing from the third year anniversary of the commencement of the bareboat charter, with an obligation to repurchase the vessel at the end of the ten year lease period.

CCBFL Lessor VIE
In March 2016, we sold the Golar Seal to a CCBFL entity and subsequently leased back the vessel on a bareboat charter for a term of ten years. We have options to repurchase the vessel throughout the charter term at fixed pre-determined amounts, commencing from the fifth year anniversary of the commencement of the bareboat charter, with an obligation to repurchase the vessel at the end of the ten year lease period.

While we do not hold any equity investments in the above ICBCL, CMBL and CCBFL SPVs, we have determined that we have a variable interest in these SPVs and that these lessor entities, that own the vessels, are VIEs. Based on our evaluation of the agreements, we have concluded that we are the primary beneficiary of these VIEs and, accordingly, these VIEs are consolidated into our financial results. We did not record any gains or losses from the sale of these vessels as they continued to be reported as vessels at their original costs in our consolidated financial statements at the time of each transaction. The equity attributable to ICBCL, CMBL and CCBFL in their respective VIEs are included in non-controlling interests in our consolidated results. As of December 31, 2016 and 2015, the respective vessels are reported under “Vessels and equipment, net” in our consolidated balance sheet.

The following table gives a summary of the sale and leaseback arrangements, including repurchase options and obligations as of December 31, 2016:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Date of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Glacier	October 2014	204.0	173.8	October 2019	142.7	October 2024
Golar Kelvin	January 2015	204.0	173.8	January 2020	142.7	January 2025
Golar Snow	January 2015	204.0	173.8	January 2020	142.7	January 2025
Golar Ice	February 2015	204.0	173.8	February 2020	142.7	February 2025
Golar Tundra	November 2015	254.6	194.1	November 2018	101.8	November 2025
Golar Seal	March 2016	203.0	132.8	March 2021	87.4	March 2026

A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of December 31, 2016, are shown below:

(in $ thousands)	2017	2018	2019	2020	2021	2022+
Golar Glacier	17,100	17,100	17,100	17,147	17,100	47,084
Golar Kelvin	17,100	17,100	17,100	17,147	17,100	49,895
Golar Snow	17,100	17,100	17,100	17,147	17,100	49,895
Golar Ice	17,100	17,100	17,100	17,147	17,100	52,800
Golar Tundra (1)(2)	20,910	20,446	19,934	19,466	18,953	68,097
Golar Seal	15,151	15,151	15,193	15,151	15,151	60,646

(1) As a result of the sale of the Golar Tundra to Golar Partners in May 2016 (see "Tundra Corp VIE" below), the payment obligations under the bareboat charter with the Golar Tundra lessor VIE are borne by Golar Partners. However, by virtue of the put option contained within the sale and purchase arrangements, we will continue to consolidate the Golar Tundra related entities until the charter with WAGL commences.
(2) This includes variable rental payments due under the lease based on an assumed LIBOR of 0.39% plus margin.

The assets and liabilities of the ICBCL, CMBL and CCBFL lessor VIEs that most significantly impact our consolidated balance sheet as of December 31, 2016 and 2015, are as follows:

(in $ thousands)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra	Golar Seal	2016	2015
Assets							Total	Total
Restricted cash and short-term deposits (see note 20)	10,912	35,369	12,230	10	—	11,332	69,853	35,450
Restricted cash - held-for-sale current assets (1) (see note 19)	—	—	—	—	168	—	168	3,618
	10,912	35,369	12,230	10	168	11,332	70,021	39,068

Liabilities
Debt:
Short-term interest bearing debt (see note 25)	31,648	182,540	22,384	152,056	—	—	388,628	408,978
Long-term interest bearing debt - current portion (see note 25)	7,650	—	8,000	—	—	5,882	21,532	15,650
Long-term interest bearing debt - non-current portion (see note 25)	129,068	—	138,933	—	—	151,238	419,239	285,700
Short-term interest bearing debt - held-for-sale (1) (see note 19)	—	—	—	—	205,145	—	205,145	201,725
	168,366	182,540	169,317	152,056	205,145	157,120	1,034,544	912,053

(1) The assets and liabilities relating to the Golar Tundra lessor VIE have been reclassified as “held-for-sale” in connection with the sale of our interests in the companies that own and operate the vessel to Golar Partners (see note 19).

The most significant impact of the consolidated SPVs' operations on our consolidated statements of operations is interest expense of $44.3 million, $31.6 million and $2.1 million for the years ended December 31, 2016, 2015 and 2014, respectively. The most significant impact of the consolidated SPVs' cash flows on our consolidated statements of cash flows is net cash received in financing activities of $154.2 million, $704.2 million and $185.6 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Tundra Corp VIE

In February 2016, we entered into a sale and purchase agreement with Golar Partners for the sale of the disponent owner and operator of the FSRU the Golar Tundra ("Tundra Corp"). The transaction closed in May 2016. Concurrent with the closing we entered into an agreement with Golar Partners which includes a put option, that in the event the vessel has not commenced service under the charter with WAGL by May 23, 2017, Golar Partners shall have the option to require that we repurchase the Tundra Corp equal to the purchase consideration. Accordingly, we have determined that Tundra Corp is a VIE and that until the put option expires, we remain the primary beneficiary and thus we will continue to consolidate the entities that own and lease the Golar Tundra until her charter with WAGL commences (see note 31).